Income Tax: (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Details Oneabstract [Abstract]
Income tax expense based on Canadian tax rates	$ 16,994,571	$ 32,129,949
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(1,813,647)	17,175,972
Non-deductible expenses	908,032	2,340,551
Withholding tax	759,062	2,000,265
Previously unrecognized tax benefits	(11,508,151)	0
Change in valuation allowance and other	(5,141,651)	(6,938,974)
Income tax	$ 198,216	$ 46,707,763